Contingencies and Provisions - Restructuring Provision (Details) - Restructuring provision - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Disclosure of other provisions [line items]
Balance - Beginning of fiscal year	$ 1,106	$ 247
Expensed during the year	5,211	18,581
Paid during the year	(3,726)	(17,722)
Balance - End of fiscal year	$ 2,591	$ 1,106